EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

August 22, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 Burney US Equity Select ETF (S000094691) (the “Fund”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 22, 2025, and filed electronically as Post-Effective Amendment No. 525 to the Trust’s Registration Statement on August 22, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky
Vice President & Secretary